Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities
Schedule of changes in the balance of the warrant liabilities

Changes in the balance of the warrant liabilities for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$5,154	$958
CDI options issued	2,500	2,164
CDI options exercised	(31,251)	-
CDI options reclassified to equity	(3,802)	-
Fair value revaluation on exercise of CDI options	8,336	-
Fair value revaluation on amendment of exercise price	(36,828)	-
Fair value revaluation on CDI options at end of year	57,829	2,032
Balance, end of year	$1,938	$5,154

Schedule of fair value of the warrants outstanding was weighted average assumptions

The fair value of the warrants outstanding was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Stock price	$12.07	$0.91
Exercise price	$1.72	$0.72
Expected life	2.07 yrs	1.99 yrs
Risk-free interest rate	2.58%	2.93%
Expected volatility	89.07%	53.23%
Expected dividends	nil	nil